Debt due within one year - Narrative (Details) - 12 months ended Dec. 31, 2021	CAD ($)	USD ($)	CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of securitized trade receivables	$ 150,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 3,000,000,000	$ 3,000,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 3,500,000,000